Document and Entity Information	Oct. 30, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2020
Entity File Number	001-13337
Entity Registrant Name	STONERIDGE, INC.
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1598949
Entity Address, Address Line One	39675 MacKenzie Drive
Entity Address, Adress Line Two	Suite 400
Entity Address, State or Province	MI
Entity Address, City or Town	Novi
Entity Address, Postal Zip Code	48377
City Area Code	248
Local Phone Number	489-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001043337
Amendment Flag	false